Selling, general and administrative expenses	12 Months Ended
Dec. 31, 2021
Selling, general and administrative expenses
Selling, general and administrative expenses

20.Selling, general and administrative expenses

	Year Ended
	December 31,
(in thousands of $)	2021	2020	2019
Personnel expenses	$164,646	$108,507	$44,774
Professional fees	102,674	48,681	18,181
Supervisory board	12,958	4,838	3,127
Other Expenses	27,366	9,617	6,064
Total Selling, general and administrative expenses	$307,644	$171,643	$72,146